Compensation of the Management Board and the Supervisory Board	12 Months Ended
Dec. 31, 2025
Compensation of the Management Board and the Supervisory Board
Compensation of the Management Board and the Supervisory Board

31.Compensation of the Management Board and the Supervisory Board

Compensation of the Management Board

The total compensation of the members of the Management Board for the fiscal year 2025 amounted to €27,848 (2024: €21,109) and consisted of non-performance-based compensation (including, for example, base salaries, fringe benefits and cash pension allowances) in the total amount of €13,609 (2024: €8,915), short-term performance-based compensation in the total amount of €5,677 (2024: €7,094) and components with long-term incentive effects (multi-year variable compensation) with a total grant date fair value of €8,562 (2024: €5,100). The components with long-term incentive effects consist of 230,873 Performance Shares allocated under the MB LTIP 2024+ which will be settled in shares of the Company (2024: 266,497 Performance shares which will be settled in cash). The fringe benefits for 2024 included a cash payment of €416 which was provided as payment for forfeited compensation from a previous employment relationship and of which 50% of the net amount was invested in shares of the Company in line with a contractual agreement.

Under IFRS Accounting Standards, pension expense (service costs) for the members of the Management Board in 2025 amounted to €621 (2024: €1,737), expense from long-term incentive share-based compensation plans amounted to €4,784 (2024: €1,757) and expense for termination benefits amounted to €15 (2024: €—); no expense for other long-term benefits was incurred (2024: €144). Total compensation expense, in accordance with IFRS Accounting Standards, for the members of the Management Board amounted to €24,706 (2024: €19,647).

As of December 31, 2025, outstanding balances with respect to the members of the Management Board amounted to €17,624 (December 31, 2024: €18,283) and consisted mainly of pension commitments, provisions for performance-based compensation components as well as entitlements under long-term incentive plans. Short-term performance-based compensation is linked to the achievement of three financial targets (based on Revenue, Operating income and Net income) and one non-financial target (Sustainability), which for 2025 consists of the two equally weighted sub-targets patient satisfaction and employee satisfaction. The individual contractual defined benefit pension commitments provide for pension and survivor benefits as of the time of conclusively ending active work or in case of full or partial reduction in earning capacity, and the amount of such benefits is calculated by reference to the amount of the Management Board member’s most recent base salary. For information on the terms and conditions of the long-term incentive plans see note 23.

The total compensation of former members of the Management Board and the management board of Fresenius Medical Care Management AG amounted to €2,553 (2024: €2,525). As of December 31, 2025, pension obligations, according to IAS 19, towards this group of persons exist in an amount of €57,086 (December 31, 2024: €58,609).

Compensation of the supervisory board

In 2025, the total compensation of the members of the Supervisory Board amounted to €3,245 (2024: €3,002).